Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis into the Fair Value Hierarchy	The following table classifies the Company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2022 and 2021
Description	Level 1	Level 2	Level 3
Derivative	$—	$—	$—
Total	$—	$—	$—
Description	Level 1	Level 2	Level 3
Derivative	$—	$—	$290,712
Total	$—	$—	$290,712